Share based payment arrangements - Summarized Balance Sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current assets	€ 42,748	€ 28,137
Current liabilities	21,716	26,215
Non-current assets	24,711	25,090
Non-current liabilities	13,256	7,371
Accumulated NCI	(230)	(155)
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current assets	3,442	2,603
Current liabilities	5,195	4,351
Current net liabilities	1,753	1,748
Non-current assets	1,459	1,831
Non-current liabilities	735	852
Non-current net assets	724	979
Net liabilities	1,029	769
Accumulated NCI	€ (230)	€ (155)